Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Financial Instruments [Line Items]
Derivative assets, gross amounts		₨ 139,217.1	$ 2,146.8	₨ 85,223.0
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		139,217.1		85,223.0
Derivative assets, financial instruments		106,010.2		60,816.4
Derivative assets, financial collateral	[1]	2,911.9		4,181.1
Derivative assets, net amount		30,295.0	467.2	20,225.5
Securities purchased under agreements to resell, gross amounts		50,000.0	771.0	1,019.9
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		50,000.0		1,019.9
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	50,000.0		1,019.9
Securities purchased under agreements to resell, net amount		0.0	0.0	0.0
Derivative liabilities, gross amounts		145,060.5	2,236.9	78,582.4
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		145,060.5		78,582.4
Derivative liabilities, financial instruments		106,010.2		60,816.4
Derivative liabilities, financial collateral	[1]	2,772.7		83.4
Derivative liabilities, net amount		36,277.6	559.4	17,682.6
Securities sold under repurchase agreements, gross amounts		0.0	0.0	306,060.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		0.0		306,060.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	0.0		306,060.0
Securities sold under repurchase agreements, net amount		₨ 0.0	$ 0.0	₨ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.